Leases (Details) - USD ($)								1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2023	Jul. 13, 2022	Apr. 11, 2022	Mar. 28, 2022	Oct. 12, 2021	Jun. 09, 2021	May 06, 2021	Apr. 30, 2022	Oct. 29, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) [Line Items]
Lease renewal	$ 35,000
Operating lease	$ 2,088,680
Rent expense										$ 419,769	$ 278,823	$ 1,149,954	$ 804,544
Weighted-average remaining lease term										4 years 3 months 18 days		4 years 3 months 18 days
Operating lease liability						$ 361,158		$ 254,713	$ 1,718,183	$ 831,570		$ 831,570
High mountain, description									The base rent is $29,400 for months 2-13 (with no payments for the first month), with gradual increases to $34,394 for months 50-61. In addition, High Mountain is responsible for its proportionate share of all taxes, insurance and certain operating costs during the lease term.
Rent expense														$ 1,054,936	$ 448,510
Purchase equipment		$ 240,260	$ 11,706	$ 316,798	$ 245,376		$ 276,896
Financing leases matures			June 2027	January 2028	December 2027		December 2027							June 2028
Kyle's [Member]
Leases (Details) [Line Items]
Description of operating lease						Kyle’s entered into an additional industrial lease agreement with a third party. The lease commenced on January 1, 2022 and is for a term of 62 months, with an option for a renewal term of five years, and provides for a base rent of $3,336 for months 3-4 (with no payments for the first two months), with gradual increases to $7,508 for final year.
Lease rent, description								The lease renewal commenced on August 1, 2022 and shall expire on July 31, 2025. Under the terms of the lease renewal, Wolo will lease the premises at the monthly rate of $7,518 for the first year, with scheduled annual increases.
Balance payable														$ 229,080
Kyle’s one [Member]
Leases (Details) [Line Items]
Balance payable														203,169
Kyle’s Two [Member]
Leases (Details) [Line Items]
Balance payable														274,527
Kyle’s Three [Member]
Leases (Details) [Line Items]
Balance payable														10,237
Kyle’s Four [Member]
Leases (Details) [Line Items]
Balance payable														$ 223,179